RELATED PARTY TRANSACTIONS - Compensation of Key Management Personnel (Details) - Related parties - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 14.5	$ 14.2
Post-employment benefits	1.9	1.7
Termination benefits	0.0	3.4
Key management personnel compensation, share-based payment	17.5	9.6
Compensation of key management personnel	$ 33.9	$ 28.9